OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 5: OTHER CURRENT ASSETS

In the second quarter of 2012 the Company advanced the landlord in Anderson, Indiana, $50,000 to cover the landlord’s costs for the purchase of certain building and improvements from the previous tenant. In lieu of repayment, the amount due to the landlord will be applied as a credit to rent due from the Company during the first quarter of 2014.